Other assets - Summary of Other Assets Current And Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous assets [abstract]
Advances to suppliers	$ 1,583	$ 107
Advances to employees	283	354
Prepaid expenses	966	858
Officer's fund	47	47
IPO costs	624
Other current assets	200	419
Other current assets	3,703	1,785
Prepaid expenses	398	407
Deposit/guarantee on lease agreement	142	133
Other non-current assets	$ 540	$ 540